Future Minimum Leases Payments under Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2018	$ 69,136
2019	51,645
2020	36,127
2021	22,434
2022	12,985
Thereafter	5,824
Total minimum payments	$ 198,151